Stock-Based Compensation - Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Number of Options
Outstanding, beginning balance (in shares)	4,691,701	4,223,335
Granted (in shares)	52,424	1,605,234
Exercised (in shares)	0	(47,395)
Cancelled or expired (in shares)	(447,001)	(1,089,473)
Outstanding, ending balance (in shares)	4,297,124	4,691,701	4,223,335
Exercisable (in shares)	2,579,939	2,495,483
Weighted-average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 6.76	$ 5,330
Granted (in dollars per share)	2.97	11.70
Exercised (in dollars per share)	0	3.55
Cancelled or expired (in dollars per share)	6.10	8.58
Outstanding, ending balance (in dollars per share)	6.79	6.76	$ 5,330
Exercisable (in dollars per share)	$ 4.90	$ 4.37
Weighted-average Remaining Contractual Term (in years)	5 years 11 months 8 days	6 years 5 months 4 days	6 years 6 months 21 days
Exercisable, Weighted-average Remaining Contractual Term (in years)	4 years 4 months 9 days	4 years 6 months
Aggregate Intrinsic Value (in thousands)	$ 0	$ 0	$ 16,628
Aggregate Intrinsic Value (in thousands), Exercised	$ 0	$ 92